Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of Provisions

	Self- insured liabilities $	Claims $	Lease restoration $	Onerous contracts $	Total $
Balance, beginning of the year	86.6	46.7	28.5	24.7	186.5
Current year provisions	43.7	22.6	3.5	9.5	79.3
Acquisitions	—	20.3	1.4	2.5	24.2
Paid or otherwise settled	(23.8)	(22.6)	(5.0)	(15.7)	(67.1)
Impact of foreign exchange	6.6	3.0	1.2	0.6	11.4
	113.1	70.0	29.6	21.6	234.3
Less current portion	11.6	39.1	5.2	10.5	66.4
Long-term portion	101.5	30.9	24.4	11.1	167.9